CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Class A Ordinary Shares
Ordinary share, par value per share (in dollars)	$ 0.001	$ 0.001
Ordinary share, shares authorized (in shares)	20,000,000	20,000,000
Ordinary share, shares issued	4,543,461	4,543,461
Ordinary share, shares outstanding	4,543,461	4,543,461
Class B Ordinary Shares
Ordinary share, par value per share (in dollars)	$ 0.001	$ 0.001
Ordinary share, shares authorized (in shares)	180,000,000	180,000,000
Ordinary share, shares issued	26,289,929	26,280,367
Ordinary share, shares outstanding	26,289,929	26,280,367